UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21609

Western Asset Variable Rate Strategic Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)-777-0102

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

FORM N-Q

DECEMBER 31, 2017

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited)	December 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(a) - 44.8%
Adjustable Rate Mortgage Trust, 2005-11 5A1 (1 mo. USD LIBOR + 0.540%)	2.092%	2/25/36	108,756	$89,531	(b)
Banc of America Funding Corp., 2004-B 6A1	6.360%	12/20/34	305,008	236,275	(b)
Banc of America Funding Corp., 2005-E 8A1 (11th District Cost of Funds + 1.430%, 1.430% floor)	2.167%	6/20/35	281,213	201,017	(b)
Banc of America Funding Corp., 2015-R3 2A2	1.368%	2/27/37	1,551,844	1,021,436	(b)(c)
Bear Stearns Alt-A Trust, 2004-03 A1 (1 mo. USD LIBOR + 0.640%)	2.192%	4/25/34	298,680	299,180	(b)
Bear Stearns Alt-A Trust, 2004-10 1A3 (1 mo. USD LIBOR + 1.000%)	2.552%	9/25/34	2,377	2,388	(b)
Bear Stearns ARM Trust, 2004-08 11A1 (1 year Treasury Constant Maturity Rate + 2.500%)	3.536%	11/25/34	184,254	180,490	(b)
BX Trust, 2017-IMC A (1 mo. USD LIBOR + 1.050%)	2.300%	10/15/32	450,000	451,689	(b)(c)
Chevy Chase Mortgage Funding Corp., 2004-2A A1 (1 mo. USD LIBOR + 0.270%)	1.962%	5/25/35	246,707	238,133	(b)(c)
Chevy Chase Mortgage Funding Corp., 2004-3A A1 (1 mo. USD LIBOR + 0.250%)	1.958%	8/25/35	217,560	213,929	(b)(c)
Commercial Mortgage Trust, 2016-SAVA A (1 mo. USD LIBOR + 1.720%)	3.152%	10/15/34	543,426	544,554	(b)(c)
Countrywide Alternative Loan Trust, 2004-6CB A (1 mo. USD LIBOR + 0.580%)	2.132%	5/25/34	213,145	213,615	(b)
Countrywide Alternative Loan Trust, 2005-24 4A1 (1 mo. USD LIBOR + 0.230%)	1.731%	7/20/35	538,149	528,218	(b)
Countrywide Home Loans, 2004-20 2A1 (12 mo. Monthly Treasury Average Index + 2.390%)	3.151%	9/25/34	338,060	269,500	(b)
Countrywide Home Loans, 2004-R1 2A	6.500%	11/25/34	41,133	40,922	(c)
Countrywide Home Loans, 2005-HYB9 3A1A (12 mo. USD LIBOR + 1.750%)	3.462%	2/20/36	332,900	309,242	(b)
Countrywide Home Loans, 2005-R2 2A1	7.000%	6/25/35	108,962	109,255	(c)
Countrywide Home Loans, 2006-R2 AF1 (1 mo. USD LIBOR + 0.420%)	1.748%	7/25/36	87,619	81,576	(b)(c)
Countrywide Home Loans, Mortgage Pass-Through Trust, 2004-29 2A1 (1 mo. USD LIBOR + 0.660%)	2.212%	2/25/35	25,603	23,528	(b)
Credit Suisse Mortgage Trust, 2015-02R 7A2 (12 mo. Monthly Treasury Average Index +2.540%)	2.728%	8/27/36	1,200,245	1,054,677	(b)(c)
Credit Suisse Mortgage Trust, 2015-10R 3A2 (12 mo. Monthly Treasury Average Index + 0.840%)	1.784%	10/27/46	1,110,000	1,070,848	(b)(c)
Deutsche Bank Commercial Mortgage Trust, 2016-C1 ASB	3.038%	5/10/49	250,000	252,180
Deutsche Mortgage Securities Inc., 2004-4 3AR1 (12 mo. USD LIBOR + 2.050%)	4.088%	6/25/34	206,818	206,723	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2013-DN1 M2 (1 mo. USD LIBOR + 7.150%)	8.702%	7/25/23	420,000	514,155	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA1 M2 (1 mo. USD LIBOR + 1.850%)	3.402%	10/25/27	270,000	276,668	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ1 M3 (1 mo. USD LIBOR + 3.800%)	5.352%	3/25/25	260,000	282,788	(b)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(a) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA3 M2 (1 mo. USD LIBOR + 2.000%)	3.328%	12/25/28	350,000	$356,190	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA4 M2 (1 mo. USD LIBOR + 1.300%)	2.852%	3/25/29	530,000	538,042	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 B2 (1 mo. USD LIBOR + 11.250%)	12.802%	10/25/29	369,970	371,007	(b)
Federal National Mortgage Association (FNMA), 2013-25 BI, IO	3.000%	3/25/33	8,094,289	896,759
Federal National Mortgage Association (FNMA), 2013-62 AI, IO	3.000%	6/25/33	5,451,162	717,746
Federal National Mortgage Association (FNMA), STRIPS, 347 2, IO	5.000%	1/25/34	781,472	162,139
Federal National Mortgage Association (FNMA), STRIPS, IO, 339 30	5.500%	8/25/18	3,344	18	(b)
Federal National Mortgage Association (FNMA) - CAS, 2013-C01 M2 (1 mo. USD LIBOR + 5.250%)	6.802%	10/25/23	300,000	349,006	(b)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	6.452%	11/25/24	456,805	522,935	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2016-C01 1B (1 mo. USD LIBOR + 11.750%)	13.302%	8/25/28	259,930	376,290	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1B (1 mo. USD LIBOR + 10.250%)	11.802%	1/25/29	899,665	1,224,337	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1M1 (1 mo. USD LIBOR + 1.450%)	3.002%	1/25/29	207,956	210,281	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1M2 (1 mo. USD LIBOR + 4.250%)	5.802%	1/25/29	950,000	1,077,515	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2016-C06 1B (1 mo. USD LIBOR + 9.250%)	10.802%	4/25/29	1,010,000	1,289,607	(b)(c)
GMRF Mortgage Acquisition Co., LLC, 2017-1 A22	3.000%	7/25/56	209,764	209,401	(b)(c)
Government National Mortgage Association (GNMA), 2010-H03 FA (1 mo. USD LIBOR + 0.550%)	1.888%	3/20/60	117,564	117,772	(b)(d)
Government National Mortgage Association (GNMA), 2010-H10 FC (1 mo. USD LIBOR + 1.000%)	2.338%	5/20/60	93,536	94,767	(b)(d)
Government National Mortgage Association (GNMA), 2010-H11 FA (1 mo. USD LIBOR + 1.000%)	2.338%	6/20/60	581,676	591,103	(b)(d)
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. USD LIBOR + 0.450%)	1.693%	11/20/60	1,068,122	1,066,994	(b)(d)
Government National Mortgage Association (GNMA), 2011-H03 FA (1 mo. USD LIBOR + 0.500%)	1.743%	1/20/61	117,215	117,266	(b)(d)
Government National Mortgage Association (GNMA), 2011-H05 FA (1 mo. USD LIBOR + 0.500%)	1.743%	12/20/60	227,436	227,514	(b)(d)
Government National Mortgage Association (GNMA), 2011-H05 FB (1 mo. USD LIBOR + 0.500%)	1.743%	12/20/60	203,032	203,135	(b)(d)
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. USD LIBOR + 0.450%)	1.693%	2/20/61	493,257	492,740	(b)(d)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. USD LIBOR + 0.500%)	1.743%	2/20/61	366,220	366,293	(b)(d)
Government National Mortgage Association (GNMA), 2011-H08 FD (1 mo. USD LIBOR + 0.500%)	1.743%	2/20/61	321,010	321,146	(b)(d)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(a) - (continued)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. USD LIBOR + 0.500%)	1.743%	3/20/61	663,392	$663,638	(b)(d)
Government National Mortgage Association (GNMA), 2011-H11 FB (1 mo. USD LIBOR + 0.500%)	1.743%	4/20/61	129,202	129,256	(b)(d)
Government National Mortgage Association (GNMA), 2012-H18 NA (1 mo. USD LIBOR + 0.520%)	1.763%	8/20/62	542,828	543,238	(b)(d)
Government National Mortgage Association (GNMA), 2012-H23 SA (1 mo. USD LIBOR + 0.530%)	1.773%	10/20/62	391,432	392,105	(b)(d)
Government National Mortgage Association (GNMA), 2012-H23 WA (1 mo. USD LIBOR + 0.520%)	1.763%	10/20/62	586,108	586,696	(b)(d)
GP Portfolio Trust, 2014-GPP B (1 mo. USD LIBOR + 1.550%)	3.027%	2/15/27	630,000	631,071	(b)(c)
GSMPS Mortgage Loan Trust, 2005-RP2 1AF (1 mo. USD LIBOR + 0.350%)	1.902%	3/25/35	501,310	462,715	(b)(c)
GSMPS Mortgage Loan Trust, 2006-RP2 1AF1 (1 mo. USD LIBOR + 0.400%)	1.952%	4/25/36	250,832	208,524	(b)(c)
HarborView Mortgage Loan Trust, 2004-10 4A (6 mo. USD LIBOR + 2.170%)	3.483%	1/19/35	135,119	134,336	(b)
HarborView Mortgage Loan Trust, 2005-14 3A1A (6 mo. USD LIBOR + 2.370%)	3.720%	12/19/35	59,229	58,743	(b)
IMPAC Secured Assets Corp., 2005-2 A1 (1 mo. USD LIBOR + 0.320%)	1.872%	3/25/36	1,123,652	939,951	(b)
Indymac Index Mortgage Loan Trust, 2004-AR07 A2 (1 mo. USD LIBOR + 0.860%)	2.412%	9/25/34	149,918	140,416	(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 ASB	3.705%	1/15/47	150,000	155,606
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJ	5.411%	5/15/47	1,210,000	806,075
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	690,000	573,921	(b)
JPMorgan Mortgage Trust, 2005-A3 3A4 (6 mo. USD LIBOR + 1.620%)	3.300%	6/25/35	183,014	183,958	(b)
LSTAR Securities Investment Ltd., 2017-6 A (1 mo. USD LIBOR + 1.750%)	3.111%	9/1/22	882,748	889,397	(b)(c)
MASTR Adjustable Rate Mortgages Trust, 2003-6 2A1 (6 mo. USD LIBOR + 2.260%)	3.166%	12/25/33	53,202	52,302	(b)
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. USD LIBOR + 0.350%)	1.902%	5/25/35	784,920	664,531	(b)(c)
MASTR Reperforming Loan Trust, 2006-2 2A1 (1 year Treasury Constant Maturity Rate + 2.020%)	3.413%	5/25/36	89,842	84,608	(b)(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016 C32 ASB	3.514%	12/15/49	350,000	363,173
Morgan Stanley Capital I Trust, 2007-HQ11 AJ	5.508%	2/12/44	243,470	243,193	(b)
Morgan Stanley Mortgage Loan Trust, 2006-6AR 2A (12 mo. USD LIBOR + 1.890%)	3.381%	5/25/36	428,034	386,069	(b)
Morgan Stanley Re-REMIC Trust, 2015-R2 1B (12 mo. Monthly Treasury Average Index + 0.710%)	1.654%	12/26/46	1,489,910	1,138,962	(b)(c)
Morgan Stanley Re-REMIC Trust, 2015-R6 1A1 (1 mo. USD LIBOR + 0.260%)	1.498%	7/26/45	206,679	204,308	(b)(c)
Morgan Stanley Re-REMIC Trust, 2015-R2 1A1 (12 mo. Monthly Treasury Average Index + 0.710%)	1.654%	12/26/46	328,502	325,941	(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(a) - (continued)
Mortgage IT Trust, 2005-3 A1 (1 mo. USD LIBOR + 0.600%)	1.928%	8/25/35	250,772	$245,901	(b)
MSCG Trust, 2016-SNR A	3.348%	11/15/34	660,000	656,511	(b)(c)
New Residential Mortgage Loan Trust, 2017-1A A1	4.000%	2/25/57	646,744	673,887	(b)(c)
Nomura Resecuritization Trust, 2015-1R 2A2 (1 mo. USD LIBOR + 0.190%)	2.875%	10/26/36	1,070,000	1,085,226	(b)(c)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	454,435	342,531	(c)
Structured ARM Loan Trust, 2004-09XS A (1 mo. USD LIBOR + 0.370%)	2.068%	7/25/34	329,077	330,958	(b)
Structured Asset Mortgage Investments Inc., 2004-AR3 1A1 (1 mo. USD LIBOR + 0.600%)	2.095%	7/19/34	222,458	220,169	(b)
Structured Asset Mortgage Investments Inc., 2006-AR3 11A1 (1 mo. USD LIBOR + 0.210%)	1.762%	4/25/36	230,885	212,108	(b)
Structured Asset Securities Corp., 2005-RF1 A (1 mo. USD LIBOR + 0.350%)	1.902%	3/25/35	141,733	127,624	(b)(c)
Structured Asset Securities Corp., 2005-RF2 A (1 mo. USD LIBOR + 0.350%)	1.678%	4/25/35	146,504	138,797	(b)(c)
UBS Commercial Mortgage Trust, 2017-C4 A4	3.563%	10/15/50	410,000	422,404
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2003-AR8 (1 mo. USD LIBOR + 0.360%)	1.912%	10/25/45	382,007	378,858	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2004-AR11 (1 year Treasury Constant Maturity Rate + 2.330%)	3.276%	10/25/34	108,808	109,368	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2004-AR12 A2A (1 mo. USD LIBOR + 0.390%)	1.942%	10/25/44	100,814	100,631	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-4 CB9 (1 mo. USD LIBOR + 0.400%)	1.952%	6/25/35	464,966	392,479	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR01 A2A3 (1 mo. USD LIBOR + 0.800%)	2.352%	1/25/45	79,574	79,778	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR08 2AB3 (1 mo. USD LIBOR + 0.360%)	1.912%	7/25/45	591,074	584,494	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR13 A1C3 (1 mo. USD LIBOR + 0.490%)	2.042%	10/25/45	162,917	160,798	(b)
Wells Fargo Commercial Mortgage Trust, 2015-C31 D	3.852%	11/15/48	454,630	366,731
Wells Fargo Commercial Mortgage Trust, 2015-NXS3 ASB	3.371%	9/15/57	140,000	143,833

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $36,356,726)				38,348,339

ASSET-BACKED SECURITIES - 28.0%
Access Group Inc., 2007-1 A4 (3 mo. USD LIBOR + 0.060%)	1.427%	1/25/23	298,591	293,884	(b)
Ace Securities Corp., 2005-HE3 M4 (1 mo. USD LIBOR + 0.945%)	2.497%	5/25/35	1,280,000	1,141,459	(b)
ACIS CLO Ltd., 2015-6A A1 (3 mo. USD LIBOR + 1.590%)	2.967%	5/1/27	170,000	170,385	(b)(c)
Allegro CLO Ltd., 2015-1A D (3 mo. USD LIBOR + 3.500%)	4.867%	7/25/27	250,000	253,837	(b)(c)
Ameriquest Mortgage Securities Inc., 2002-AR1 M1 (1 mo. USD LIBOR + 1.065%)	2.400%	9/25/32	96,484	95,397	(b)
Apex Credit CLO LLC, 2017-1A A1 (3 mo. USD LIBOR + 1.470%)	2.835%	4/24/29	200,000	201,041	(b)(c)
Ares CLO Ltd., 2013-2A XR (3 mo. USD LIBOR + 0.900%)	2.278%	7/28/29	262,500	262,284	(b)(c)
Ares CLO Ltd., 2017-44A C (3 mo. USD LIBOR + 3.450%)	4.764%	10/15/29	250,000	255,987	(b)(c)
Argent Securities Inc., 2003-W3 M1 (1 mo. USD LIBOR + 1.125%)	2.677%	9/25/33	24,093	23,006	(b)
Bear Stearns Asset-Backed Securities Trust, 2007-SD1 1A2A	6.000%	10/25/36	567,917	444,824

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
BlueMountain CLO Ltd., 2014-2A DR (3 mo. USD LIBOR + 3.000%)	4.363%	7/20/26	250,000	$251,965	(b)(c)
Carlyle Global Market Strategies, 2013-4A C (3 mo. USD LIBOR + 2.800%)	4.159%	10/15/25	250,000	250,702	(b)(c)
Carlyle Global Market Strategies, 2017-2A A1B (3 mo. USD LIBOR + 1.220%)	2.552%	7/20/31	250,000	250,451	(b)(c)
Carlyle Global Market Strategies, 2017-2A C (3 mo. USD LIBOR + 3.700%)	5.032%	7/20/31	250,000	257,278	(b)(c)
Cent CLO LP, 2014-21A A1BR (3 mo. USD LIBOR + 1.210%)	2.585%	7/27/26	250,000	250,070	(b)(c)
Chase Funding Mortgage Loan Asset-Backed Certificates, 2004-1 1A7	3.985%	11/25/33	241,872	251,481
Citigroup Mortgage Loan Trust Inc., 2005-OPT1 M1 (1 mo. USD LIBOR + 0.630%)	2.182%	2/25/35	244,419	242,625	(b)
Conseco Financial Corp., 1997-4 M1	7.220%	2/15/29	377,823	391,907	(b)
Countrywide Asset-Backed Certificates, 2003-5 AF5	5.251%	2/25/34	588,291	608,634
Countrywide Asset-Backed Certificates, 2007-13 2A1 (1 mo. USD LIBOR + 0.900%)	2.452%	10/25/47	637,469	632,322	(b)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B (1 mo. USD LIBOR + 0.150%)	1.627%	11/15/36	398,738	338,288	(b)
Credit-Based Asset Servicing and Securitization LLC, 2007-SP1 A4 (6 mo. USD LIBOR + 5.270%)	5.797%	12/25/37	306,301	315,658	(b)(c)
Greenpoint Home Equity Loan Trust, 2004-4 A (1 mo. USD LIBOR + 0.560%)	2.037%	8/15/30	88,582	84,898	(b)
Grippen Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 3.300%)	4.663%	1/20/30	500,000	510,825	(b)(c)
GSAA Trust, 2006-5 2A3 (1 mo. USD LIBOR + 0.270%)	1.822%	3/25/36	846,428	641,125	(b)
GSAMP Trust, 2004-OPT B1 (1 mo. USD LIBOR + 2.400%)	3.952%	11/25/34	47,651	38,304	(b)
GSAMP Trust, 2004-SEA2 M2 (1 mo. USD LIBOR + 1.250%)	2.802%	3/25/34	1,049,078	801,957	(b)
GSRPM Mortgage Loan Trust, 2007-1 A (1 mo. USD LIBOR + 0.400%)	1.952%	10/25/46	275,045	239,338	(b)(c)
Indymac Seconds Asset Backed Trust, 2006-A A (1 mo. USD LIBOR + 0.260%)	1.812%	6/25/36	2,083,275	334,260	(b)
Jamestown CLO Ltd., 2017-10A A2 (3 mo. USD LIBOR + 1.850%)	3.320%	7/17/29	250,000	251,885	(b)(c)
Lehman XS Trust, 2006-8 2A4A (1 mo. USD LIBOR + 0.260%)	1.812%	6/25/36	1,807,077	1,363,822	(b)
Long Beach Mortgage Loan Trust, 2001-3 M1 (1 mo. USD LIBOR + 0.825%)	2.377%	9/25/31	82,338	82,057	(b)
Long Beach Mortgage Loan Trust, 2002-1 2M1 (1 mo. USD LIBOR + 1.125%)	2.454%	5/25/32	100,341	101,260	(b)
Magnetite CLO Ltd., 2014-9A A1R (3 mo. USD LIBOR + 1.000%)	2.367%	7/25/26	250,000	250,106	(b)(c)
Marathon CLO Ltd., 2015-8A C (3 mo. USD LIBOR + 4.050%)	5.404%	7/18/27	250,000	252,246	(b)(c)
Morgan Stanley Capital Inc., 2004-HES M2 (1 mo. USD LIBOR + 1.875%)	3.427%	6/25/34	760,355	758,239	(b)
Navient Student Loan Trust, 2016-6A A2 (1 mo. USD LIBOR + 0.750%)	2.302%	3/25/66	600,000	606,748	(b)(c)
Neuberger Berman CLO Ltd., 2017-24A C (3 mo. USD LIBOR + 2.450%)	3.807%	4/19/30	250,000	252,072	(b)(c)
New Century Home Equity Loan Trust, 2004-3 M1 (1 mo. USD LIBOR + 0.930%)	2.482%	11/25/34	638,898	641,685	(b)
Novastar Home Equity Loan, 2004-1 M3 (1 mo. USD LIBOR + 0.825%)	2.377%	6/25/34	690,000	688,914	(b)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
OneMain Financial Issuance Trust, 2016-3A A	3.830%	6/18/31	925,000	$950,074	(c)
Option One Mortgage Loan Trust, 2005-1 A4 (1 mo. USD LIBOR + 0.800%)	2.352%	2/25/35	28,262	28,305	(b)
Option One Mortgage Loan Trust, 2005-3 M4 (1 mo. USD LIBOR + 0.930%)	2.482%	8/25/35	1,040,000	818,842	(b)
Origen Manufactured Housing, 2007-A A2	2.943%	4/15/37	361,653	341,818	(b)
OSCAR US Funding Trust, 2017-1A A2A	2.300%	5/11/20	134,213	134,441	(c)
Park Place Securities Inc., 2004-WHQ2 M2 (1 mo. USD LIBOR + 0.945%)	2.497%	2/25/35	21,931	22,003	(b)
People’s Choice Home Loan Securities Trust, 2004-2 M1 (1 mo. USD LIBOR + 0.900%)	2.228%	10/25/34	35,110	35,291	(b)
RAAC Series, 2006-RP2 A (1 mo. USD LIBOR + 0.250%)	1.802%	2/25/37	67,385	67,337	(b)(c)
RAAC Series, 2006-RP3 A (1 mo. USD LIBOR + 0.270%)	1.822%	5/25/36	418,621	412,329	(b)(c)
Renaissance Home Equity Loan Trust, 2003-2 A (1 mo. USD LIBOR + 0.880%)	2.209%	8/25/33	71,288	69,847	(b)
Residential Asset Mortgage Products Inc., 2003-RS7 MII1 (1 mo. USD LIBOR + 1.125%)	2.677%	8/25/33	19,566	18,618	(b)
Residential Asset Mortgage Products Inc., 2003-SL1 M1	7.313%	4/25/31	481,294	292,323	(b)
Residential Asset Securities Corp., 2005-KS12 M4 (1 mo. USD LIBOR + 0.640%)	2.192%	1/25/36	460,000	365,705	(b)
Residential Asset Securities Corp., 2006-KS2 M3 (1 mo. USD LIBOR + 0.410%)	1.962%	3/25/36	1,260,000	1,095,752	(b)
Residential Funding Mortgage Securities Trust, 2006-HSA3 A (1 mo. USD LIBOR + 0.130%)	1.682%	5/25/36	622,716	590,017	(b)
SACO I Trust, 2006-3 A3 (1 mo. USD LIBOR + 0.460%)	1.788%	4/25/36	135,791	133,201	(b)
SACO I Trust, 2006-4 A1 (1 mo. USD LIBOR + 0.340%)	1.668%	3/25/36	132,787	290,627	(b)
Seneca Park CLO Ltd., 2014-1A AR (3 mo. USD LIBOR + 1.120%)	2.473%	7/17/26	250,000	252,733	(b)(c)
SLM Student Loan Trust, 2005-10 A5 (3 mo. USD LIBOR + 0.130%)	1.497%	7/26/21	282,481	280,280	(b)
SLM Student Loan Trust, 2007-A A4A (3 mo. USD LIBOR + 0.240%)	1.829%	12/16/41	600,000	567,824	(b)
SLM Student Loan Trust, 2008-6 A4 (3 mo. USD LIBOR + 1.100%)	2.467%	7/25/23	160,000	162,264	(b)
SLM Student Loan Trust, 2010-1 A (1 mo. USD LIBOR + 0.400%)	1.728%	3/25/25	109,773	108,639	(b)
SMB Private Education Loan Trust, 2016-C A2A	2.340%	9/15/34	800,000	784,104	(c)
Structured Asset Investment Loan Trust, 2004-9 M4 (1 mo. USD LIBOR + 1.950%)	3.502%	10/25/34	117,619	110,783	(b)
Towd Point Mortgage Trust, 2017-1 A1	2.750%	10/25/56	616,866	620,077	(b)(c)
Venture CDO Ltd., 2017-28A A2 (3 mo. USD LIBOR + 1.110%)	2.716%	7/20/30	300,000	301,099	(b)(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $21,982,023)				23,937,559

CORPORATE BONDS & NOTES - 44.8%
CONSUMER DISCRETIONARY - 3.6%
Auto Components - 0.4%
Goodyear Tire & Rubber Co., Senior Bonds	5.125%	11/15/23	90,000	94,130
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	200,000	212,500	(c)

Total Auto Components				306,630

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Automobiles - 2.1%
Ford Motor Credit Co., LLC, Senior Notes	5.875%	8/2/21	250,000	$274,750	(d)
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	400,000	421,118	(d)
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	1,000,000	1,048,520	(d)

Total Automobiles				1,744,388

Diversified Consumer Services - 0.0%
Service Corp. International, Senior Notes	7.625%	10/1/18	30,000	31,350

Internet & Direct Marketing Retail - 0.4%
Amazon.com Inc., Senior Notes	1.900%	8/21/20	370,000	367,201	(c)

Media - 0.7%
DISH DBS Corp., Senior Notes	6.750%	6/1/21	400,000	421,000
DISH DBS Corp., Senior Notes	5.875%	7/15/22	190,000	191,663

Total Media				612,663

TOTAL CONSUMER DISCRETIONARY				3,062,232

CONSUMER STAPLES - 3.7%
Beverages - 0.5%
Anheuser-Busch InBev Finance Inc., Senior Notes (3 mo. USD LIBOR + 1.260%)	2.641%	2/1/21	440,000	454,249	(b)(d)

Food & Staples Retailing - 0.6%
Wal-Mart Stores Inc., Senior Notes	1.900%	12/15/20	560,000	556,631

Food Products - 1.4%
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	920,000	951,742	(d)
Smithfield Foods Inc., Senior Notes	2.700%	1/31/20	220,000	218,783	(c)

Total Food Products				1,170,525

Tobacco - 1.2%
Altria Group Inc., Senior Notes	9.250%	8/6/19	350,000	388,116	(d)
BAT Capital Corp., Senior Notes	2.764%	8/15/22	450,000	448,031	(c)
Philip Morris International Inc., Senior Notes	1.875%	11/1/19	170,000	169,006

Total Tobacco				1,005,153

TOTAL CONSUMER STAPLES				3,186,558

ENERGY - 9.1%
Energy Equipment & Services - 0.5%
Ensco PLC, Senior Notes	5.200%	3/15/25	300,000	256,500	(d)
Halliburton Co., Senior Notes	3.250%	11/15/21	170,000	173,311	(d)

Total Energy Equipment & Services				429,811

Oil, Gas & Consumable Fuels - 8.6%
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	440,000	464,992
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	190,000	197,594	(d)
Chesapeake Energy Corp., Senior Notes (3 mo. USD LIBOR + 3.250%)	4.609%	4/15/19	400,000	400,000	(b)
Chevron Corp., Senior Notes	2.100%	5/16/21	330,000	327,457	(d)
Continental Resources Inc., Senior Notes	5.000%	9/15/22	500,000	509,375	(d)
Ecopetrol SA, Senior Notes	4.250%	9/18/18	240,000	242,760	(d)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Enterprise Products Operating LLC, Junior Subordinated Notes (3 mo. USD LIBOR + 3.708%)	5.084%	8/1/66	80,000	$80,100	(b)(d)
Enterprise Products Operating LLC, Junior Subordinated Notes (7.034% to 1/15/18 then 3 mo. USD LIBOR + 2.680%)	7.034%	1/15/68	120,000	120,600	(b)(d)
LUKOIL International Finance BV, Senior Notes	7.250%	11/5/19	240,000	258,849	(e)
Occidental Petroleum Corp., Senior Notes	4.100%	2/1/21	40,000	41,912
Petrobras Global Finance BV, Senior Notes	3.000%	1/15/19	1,230,000	1,227,872
Petrobras Global Finance BV, Senior Notes	6.125%	1/17/22	1,230,000	1,308,412
Petroleos Mexicanos, Senior Notes	3.500%	7/23/20	250,000	254,000
Rosneft Finance SA, Senior Notes	7.875%	3/13/18	200,000	202,204	(e)
Shell International Finance BV, Senior Notes	1.875%	5/10/21	600,000	591,463	(d)
Shell International Finance BV, Senior Notes	1.750%	9/12/21	120,000	117,163	(d)
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	210,000	268,826
Whiting Petroleum Corp., Senior Notes	5.000%	3/15/19	500,000	513,375
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	250,000	260,625

Total Oil, Gas & Consumable Fuels				7,387,579

TOTAL ENERGY				7,817,390

FINANCIALS - 18.4%
Banks - 13.4%
Banco Santander Chile, Senior Notes	2.500%	12/15/20	210,000	209,974	(c)
Banco Santander SA, Senior Notes	3.125%	2/23/23	200,000	199,217
Bank of America Corp., Junior Subordinated Notes (6.250% to 9/5/24 then 3 mo. USD LIBOR + 3.705%)	6.250%	9/5/24	650,000	719,095	(b)(f)
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	660,000	687,271	(d)
Citigroup Inc., Junior Subordinated Bonds (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	570,000	611,325	(b)(f)
Citigroup Inc., Subordinated Bonds	4.400%	6/10/25	900,000	950,885	(d)
Cooperatieve Rabobank U.A., Junior Subordinated Notes (11.000% to 6/30/19 then 3 mo. USD LIBOR + 10.868%)	11.000%	6/30/19	260,000	291,525	(b)(c)(d)(f)
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	620,000	678,900	(b)(c)(d)(f)
JPMorgan Chase & Co., Junior Subordinated Bonds (5.150% to 5/1/23 then 3 mo. USD LIBOR + 3.250%)	5.150%	5/1/23	1,320,000	1,367,916	(b)(d)(f)
M&T Bank Corp., Junior Subordinated Bonds (6.450% to 2/15/24 then 3 mo. USD LIBOR + 3.610%)	6.450%	2/15/24	1,190,000	1,357,195	(b)(d)(f)
Nordea Bank AB, Subordinated Notes	4.875%	5/13/21	310,000	329,091	(c)
PNC Financial Services Group Inc., Junior Subordinated Bonds (4.850% to 6/1/23 then 3 mo. USD LIBOR + 3.040%)	4.850%	6/1/23	990,000	1,012,275	(b)(d)(f)
Santander UK Group Holdings PLC, Senior Notes	3.571%	1/10/23	200,000	203,071	(d)
Sumitomo Mitsui Banking Corp., Senior Notes	2.092%	10/18/19	560,000	557,371
Wachovia Capital Trust III, Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	1/29/18	1,800,000	1,815,750	(b)(d)(f)
Wells Fargo & Co., Senior Notes	3.500%	3/8/22	450,000	464,923	(d)

Total Banks				11,455,784

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - 2.0%
Bank of New York Mellon Corp., Junior Subordinated Notes (4.500% to 6/20/23 then 3 mo. USD LIBOR + 2.460%)	4.500%	6/20/23	1,340,000	$1,338,392	(b)(d)(f)
Goldman Sachs Capital III, Junior Subordinated Bonds (3 mo. USD LIBOR + 0.770% , 4.000% floor)	4.000%	1/29/18	43,000	37,732	(b)(f)
Goldman Sachs Group Inc., Senior Notes	2.300%	12/13/19	340,000	339,943	(d)

Total Capital Markets				1,716,067

Consumer Finance - 1.5%
Ally Financial Inc., Senior Notes	8.000%	3/15/20	225,000	248,625
American Express Co., Senior Notes	2.650%	12/2/22	517,000	513,990	(d)
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	500,000	556,289	(d)

Total Consumer Finance				1,318,904

Diversified Financial Services - 0.7%
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	290,000	349,561
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	190,000	210,970	(d)

Total Diversified Financial Services				560,531

Insurance - 0.8%
MetLife Inc., Junior Subordinated Bonds (5.250% to 6/15/20 then 3 mo. USD LIBOR + 3.575%)	5.250%	6/15/20	680,000	708,723	(b)(d)(f)

TOTAL FINANCIALS				15,760,009

HEALTH CARE - 1.8%
Biotechnology - 0.2%
Gilead Sciences Inc., Senior Notes	1.850%	9/20/19	180,000	179,297

Health Care Equipment & Supplies - 1.0%
Becton, Dickinson & Co., Senior Notes (3 mo. USD LIBOR + 1.030%)	2.539%	6/6/22	250,000	251,469	(b)
Becton, Dickinson & Co., Senior Notes	3.734%	12/15/24	139,000	142,573	(d)
Medtronic Inc., Senior Notes	3.500%	3/15/25	440,000	456,868	(d)

Total Health Care Equipment & Supplies				850,910

Health Care Providers & Services - 0.2%
Humana Inc., Senior Notes	2.500%	12/15/20	140,000	139,992

Pharmaceuticals - 0.4%
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	1.700%	7/19/19	350,000	340,186
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	50,000	45,712

Total Pharmaceuticals				385,898

TOTAL HEALTH CARE				1,556,097

INDUSTRIALS - 2.2%
Airlines - 0.3%
Air 2 U.S., Notes	8.027%	10/1/19	9,298	9,618	(c)
American Airlines, Pass -Through Trust, Secured Bonds	4.100%	1/15/28	237,819	248,128	(d)
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	31,896	35,858

Total Airlines				293,604

Construction & Engineering - 0.3%
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/23	200,000	213,000	(c)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Industrial Conglomerates - 1.6%
General Electric Co., Junior Subordinated Bonds (5.000% to 1/21/21 then 3 mo. USD LIBOR + 3.330%)	5.000%	1/21/21	1,312,000	$1,353,787	(b)(d)(f)

TOTAL INDUSTRIALS				1,860,391

INFORMATION TECHNOLOGY - 0.6%
Semiconductors & Semiconductor Equipment - 0.2%
QUALCOMM Inc., Senior Notes	2.100%	5/20/20	130,000	129,498

Technology Hardware, Storage & Peripherals - 0.4%
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	340,000	354,563	(c)(d)

TOTAL INFORMATION TECHNOLOGY				484,061

MATERIALS - 2.1%
Chemicals - 0.3%
Equate Petrochemical BV, Senior Notes	3.000%	3/3/22	280,000	276,391	(c)

Construction Materials - 0.8%
Cemex SAB de CV, Senior Secured Notes (3 mo. USD LIBOR + 4.750%)	6.109%	10/15/18	650,000	665,860	(b)(c)(d)

Metals & Mining - 1.0%
Anglo American Capital PLC, Senior Notes	4.125%	4/15/21	320,000	329,467	(c)
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	500,000	518,250

Total Metals & Mining				847,717

TOTAL MATERIALS				1,789,968

TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 0.9%
AT&T Inc., Senior Notes	3.600%	2/17/23	810,000	829,542	(d)

Wireless Telecommunication Services - 2.2%
Sprint Corp., Senior Notes	7.250%	9/15/21	530,000	562,462
Sprint Corp., Senior Notes	7.625%	2/15/25	740,000	777,000
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	515,625	520,137	(c)

Total Wireless Telecommunication Services				1,859,599

TOTAL TELECOMMUNICATION SERVICES				2,689,141

UTILITIES - 0.2%
Electric Utilities - 0.2%
FirstEnergy Corp., Senior Notes	2.850%	7/15/22	130,000	128,954

TOTAL CORPORATE BONDS & NOTES (Cost - $35,785,652)				38,334,801

MORTGAGE-BACKED SECURITIES - 2.1%
GNMA - 2.1%
Government National Mortgage Association (GNMA)	6.500%	8/15/34	124,531	141,097
Government National Mortgage Association (GNMA) II (1 year Treasury Constant Maturity Rate + 1.099%)	2.410%	8/20/58	117,858	120,330	(b)(d)
Government National Mortgage Association (GNMA) II (1 year Treasury Constant Maturity Rate + 1.440%)	2.750%	10/20/59	64,753	67,034	(b)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II (1 year Treasury Constant Maturity Rate + 1.396%)	2.705%	12/20/59	129,680		$133,291	(b)
Government National Mortgage Association (GNMA) II (1 year Treasury Constant Maturity Rate + 1.410%)	2.720%	12/20/59	537,634		553,365	(b)(d)
Government National Mortgage Association (GNMA) II (1 year Treasury Constant Maturity Rate + 1.440%)	2.750%	1/20/60	518,600		535,023	(b)(d)
Government National Mortgage Association (GNMA) II (1 mo. USD LIBOR + 1.177%)	2.411%	7/20/60	125,047		128,136	(b)
Government National Mortgage Association (GNMA) II (1 year Treasury Constant Maturity Rate + 1.246%)	2.557%	7/20/60	126,038		129,273	(b)

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $1,791,973)					1,807,549

SENIOR LOANS - 1.9%
CONSUMER DISCRETIONARY - 1.2%
Media - 0.9%
Univision Communications Inc., Term Loan C5 (1 mo. LIBOR + 2.750%)	4.319%	3/15/24	760,737		759,357	(b)(g)(h)

Specialty Retail - 0.3%
Michaels Stores Inc., 2016 Term Loan B1 (1 mo. LIBOR + 2.750%)	4.209 - 4.319%	1/30/23	239,156		239,555	(b)(g)(h)

TOTAL CONSUMER DISCRETIONARY					998,912

INDUSTRIALS - 0.3%
Airlines - 0.3%
American Airlines Inc., 2017 Term Loan B (1 mo. LIBOR + 2.000%)	3.552%	6/26/20	288,840		289,743	(b)(g)(h)

INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.2%
First Data Corp., 2024 USD Term Loan (1 mo. LIBOR + 2.250%)	3.802%	4/26/24	200,923		201,282	(b)(g)(h)(i)

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Virgin Media Bristol LLC, 2017 USD Term Loan	—	1/15/26	137,809		137,981	(j)

TOTAL SENIOR LOANS (Cost - $1,586,962)					1,627,918

SOVEREIGN BONDS - 3.3%
Brazil - 1.0%
Federative Republic of Brazil, Notes	10.000%	1/1/21	1,885,000	BRL	584,965
Federative Republic of Brazil, Notes	10.000%	1/1/23	833,000	BRL	254,283
Federative Republic of Brazil, Notes	10.000%	1/1/27	108,000	BRL	32,245

Total Brazil					871,493

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Mexico - 1.3%
United Mexican States, Medium-Term Notes	6.750%	9/27/34	85,000		$110,925	(d)
United Mexican States, Senior Bonds	6.500%	6/9/22	15,090,000	MXN	735,379
United Mexican States, Senior Notes	5.550%	1/21/45	210,000		237,038	(d)

Total Mexico					1,083,342

Russia - 0.5%
Russian Foreign Bond - Eurobond, Senior Bonds	12.750%	6/24/28	254,000		441,503	(e)

Saudi Arabia - 0.2%
Saudi Government International Bond, Senior Notes	2.875%	3/4/23	200,000		196,903	(c)

United Arab Emirates - 0.3%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	270,000		265,078	(c)

TOTAL SOVEREIGN BONDS (Cost - $3,152,199)					2,858,319

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.8%
U.S. Government Obligations - 1.8%
Federal Home Loan Mortgage Corp. (FHLMC)	1.375%	4/20/20	190,000		187,378
U.S. Treasury Notes	1.875%	12/15/20	460,000		458,715
U.S. Treasury Notes	1.750%	6/30/22	360,000		353,538
U.S. Treasury Notes	2.000%	6/30/24	530,000		519,938

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $1,527,656)					1,519,569

			SHARES
COMMON STOCKS - 0.0%
INDUSTRIALS - 0.0%
Marine - 0.0%
Tricer HoldCo, S.C.A. (Cost - $13,316)			1,628		4,738	*(i)(k)

PREFERRED STOCKS - 2.4%
FINANCIALS - 2.4%
Capital Markets - 2.4%
Northern Trust Corp.	5.850%		28,000		735,280
State Street Corp. (5.900% to 3/15/24 then 3 mo. USD LIBOR + 3.108%)	5.900%		49,000		1,345,540	(b)

TOTAL FINANCIALS					2,080,820

INDUSTRIALS - 0.0%
Marine - 0.0%
Tricer Tracking Preferred Equity Certificates	8.000%		723,900		7,239	*(i)(k)

TOTAL PREFERRED STOCKS (Cost - $2,035,133)					2,088,059

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
PURCHASED OPTIONS - 0.0%
Exchange Traded Purchased Options - 0.0%
U.S. Treasury 5-Year Notes Futures, Call @ $116.25 (Cost - $3,689)	1/26/18	18	18,000	$3,797

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $104,235,329)				110,530,648

			SHARES
SHORT-TERM INVESTMENTS - 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $1,083,634)	1.219%		1,083,634	1,083,634

TOTAL INVESTMENTS - 130.4% (Cost - $105,318,963)				111,614,282
Liabilities in Excess of Other Assets - (30.4)%				(25,994,146)

TOTAL NET ASSETS - 100.0%				$85,620,136

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(e)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2017

(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(i)	Security is valued using significant unobservable inputs (See Note 1).

(j)	All or a portion of this loan is unfunded as of December 31, 2017. The interest rate for fully unfunded term loans is to be determined.

(k)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
BRL	— Brazilian Real
CDO	— Collateralized Debt Obligation
CLO	— Collateral Loan Obligation
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities

SCHEDULE OF WRITTEN OPTIONS

	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
Exchange-Traded Written Options — 0.0%
U.S. Treasury 5-Year Notes Futures, Put (Premiums received - $1,796)	1/26/18	$115.50	18	$18,000	$844

At December 31, 2017, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date		Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value
Barclays Capital Inc.	2.100%	6/15/2017	TBD	**	$1,039,625	Corporate Bonds & Notes	$908,620
						Sovereign Bonds	347,963
Bank of America	1.700%	12/21/2017	3/21/2018		6,122,000	Collateralized Mortgage Obligations	5,913,663
						Mortgage-Backed Securities	1,208,718
Morgan Stanley	2.191%	11/6/2017	2/5/2018		3,669,000	Corporate Bonds & Notes	3,999,079
Morgan Stanley	2.591%	11/21/2017	2/20/2018		6,570,000	Corporate Bonds & Notes	7,238,747
Morgan Stanley	2.736%	12/11/2017	3/12/2018		4,071,000	Corporate Bonds & Notes	4,519,314
Morgan Stanley	2.841%	11/21/2017	2/20/2018		1,042,000	Corporate Bonds & Notes	1,444,775
Royal Bank of Canada	2.100%	11/7/2017	2/5/2018		4,334,698	Corporate Bonds & Notes	4,593,622

					$26,848,323		$30,174,501

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**	TBD-To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements.

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2017

At December 31, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	10	3/18	$2,142,580	$2,141,094	$(1,486)
U.S. Treasury 5-Year Notes	5	3/18	581,259	580,820	(439)
U.S. Treasury 10-Year Notes	97	3/18	12,105,844	12,032,547	(73,297)
U.S. Treasury Ultra Long-Term Bonds	7	3/18	1,168,958	1,173,594	4,636

					(70,586)

Contracts to Sell:
90-Day Eurodollar	102	3/18	25,087,816	25,051,200	36,616
90-Day Eurodollar	43	6/18	10,548,485	10,543,062	5,423
90-Day Eurodollar	19	12/18	4,653,653	4,648,112	5,541
90-Day Eurodollar	17	12/19	4,147,320	4,150,975	(3,655)
U.S. Treasury Long-Term Bonds	5	3/18	765,600	765,000	600

					44,525

Net unrealized depreciation on open futures contracts					$(26,061)

At December 31, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	14,070,000	USD	753,293	Citibank N.A.	1/19/18	$(39,810)
USD	36,999	BRL	119,000	JPMorgan Chase & Co.	1/19/18	1,189

Total						$(38,621)

Abbreviations used in this table:

BRL	— Brazilian Real
MXN	— Mexican Peso
USD	— United States Dollar

At December 31, 2017, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$2,500,000	6/28/23	1.238% semi-annually	3-Month LIBOR quarterly	$(2,453)	$136,575
	25,000,000	6/28/26	1.454% semi-annually	3-Month LIBOR quarterly	(37,223)	1,828,565
	426,000	11/15/43	2.630% semi-annually	3-Month LIBOR quarterly	(4,004)	(841)

Total	$27,926,000				$(43,680)	$1,964,299

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Variable Rate Strategic Fund Inc. (the “Fund”) was incorporated in Maryland on August 3, 2004 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s investment objective is to maintain a high level of current income. The Fund invests primarily in variable rate instruments of U.S. and non-U.S. issuers, including U.S. and non-U.S. investment grade and high-yield debt, senior loans, emerging market debt and derivatives related to these securities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Collateralized Mortgage Obligations	—	$38,348,339	—	$38,348,339
Asset-Backed Securities	—	23,937,559	—	23,937,559
Corporate Bonds & Notes	—	38,334,801	—	38,334,801
Mortgage-Backed Securities	—	1,807,549	—	1,807,549
Senior Loans:
Information Technology	—	—	$201,282	201,282
Other Senior Loans	—	1,426,636	—	1,426,636
Sovereign Bonds	—	2,858,319	—	2,858,319
U.S. Government & Agency Obligations	—	1,519,569	—	1,519,569
Common Stocks	—	—	4,738	4,738
Preferred Stocks:
Financials	$2,080,820	—	—	2,080,820
Industrials	—	—	7,239	7,239
Purchased Options	3,797	—	—	3,797

Total Long-Term Investments	2,084,617	108,232,772	213,259	110,530,648

Short-Term Investments†	1,083,634	—	—	1,083,634

Total Investments	$3,168,251	$108,232,772	$213,259	$111,614,282

Other Financial Instruments:
Futures Contracts	$52,816	—	—	$52,816
Forward Foreign Currency Contracts	—	$1,189	—	1,189
Centrally Cleared Interest Rate Swaps	—	1,965,140	—	1,965,140

Total Other Financial Instruments	$52,816	$1,966,329	—	$2,019,145

Total	$3,221,067	$110,199,101	$213,259	$113,633,427

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$844	—	—	$844
Futures Contracts	78,877	—	—	78,877
Forward Foreign Currency Contracts	—	$39,810	—	39,810
Centrally Cleared Interest Rate Swaps	—	841	—	841

Total	$79,721	$40,651	—	$120,372

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Variable Rate Strategic Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 23, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 23, 2018